Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Summary of changes in ARO
The following table summarizes changes in the Company’s ARO (in thousands):

	2020	2019
Balance at January 1,	$4,374	$5,832
Accretion expense	374	422
Changes in estimates	37	(1,880)
Balance at December 31,	$4,785	$4,374